RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in 2021, 2020 and 2019 is as follows:

(in thousands of $)	2021	2020	2019
Frontline	4,171	3,216	3,402
SFL	42,911	38,459	37,069
Seateam	—	2,552	3,636
Seatankers	27,978	31,955	8,708
CCL	2,028	23	1,154
	77,088	76,205	53,969

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2021, 2020 and 2019 is as follows:

(in thousands of $)	2021	2020	2019
Frontline	52	—	—
SFL	468	957	894
Seatankers	817	954	665
Northern Drilling	38	50	50
SwissMarine	13,281	19,528	—
CCL	—	2,965	—
	14,656	24,454	1,609

Net amounts charged to related parties mainly comprise commercial management and general management fees and settlement with CCL.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2021	2020	2019
Time charter revenues	13,281	19,528	—
Other revenues	1,375	1,961	1,609
Other operating income (expenses)	(2,008)	2,965	(1,154)
Ship operating expenses	(9,313)	(11,574)	(5,758)
Charter hire expenses[1]	(60,885)	(63,468)	(45,777)
Administrative expenses	(1,487)	(1,163)	(1,280)
Interest on credit facilities	(3,395)	—	—
	(62,432)	(51,751)	(52,360)

(1) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense
A summary of balances due from related parties as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
Frontline	2,604	—
UFC	—	3
SwissMarine	281	—
Seatankers	5,751	—
Credit loss allowance	(21)
	8,615	3

A summary of short-term balances owed to related parties as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
CCL	2,378	1,440
Frontline	—	322
Seatankers	—	60
TFG Marine	6,563	2,424
Other	4,993	619
	13,934	4,865